Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal income tax benefit at statutory rate	$ (1,255,601)	$ (845,722)	$ (3,486,052)	$ (2,733,779)	$ (3,712,008)	$ (563,519)
State income tax benefit	(330,642)	(222,707)	(917,994)	(719,896)	(977,496)	(148,393)
Permanent differences	6,154	3,157	14,457	11,920	11,935	44,804
Change in valuation allowance	2,218,188	1,132,895	5,089,875	3,572,189	4,733,324	713,701
Prior period adjustment to actual	(620,630)		(620,630)
Other	(17,469)	(67,623)	(79,656)	(130,434)	(55,755)	(46,593)
Total income tax expense